DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                             Fax: (212) 707-1791


VIA EDGAR


                                                                     May 4, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MONY Life Insurance Company of America
          Separate Account A
          File Nos. 333-59717 and 811-05166
          CIK 0000814378


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933


Ladies and Gentlemen:

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

     (1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

    (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.


                                        Very truly yours,


                                        /s/  Dodie Kent
                                        ------------------------
                                             Dodie Kent


                     MONY Life Insurance Company of America
              1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104